Other Components Of Equity (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes In Other Components Of Equity [Line Items]
Beginning balance	₩ 14,496,244	₩ 14,393,648
Disposal of subsidiary		36,008
Issuance of share capital of subsidiary	(1,378)	1,750
Others	25
Changes in the unrealized fair value of available- for-sale financial assets, net of tax	(7,102)	61,275
Shares in other comprehensive loss of associates and joint ventures, net of tax	(154,991)	(54,918)
Foreign currency translation of foreign operations, net of tax	(95,103)	31,406
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	19,614	27,075
Ending balance	14,257,309	14,496,244
Other capital surplus [Member]
Changes In Other Components Of Equity [Line Items]
Beginning balance	1,235,146	1,197,388
Disposal of subsidiary		36,008
Issuance of share capital of subsidiary	(1,378)	1,750
Others	25
Ending balance	1,233,793	1,235,146
Gains on disposal of Treasury stocks [Member]
Changes In Other Components Of Equity [Line Items]
Beginning balance	387,524	387,524
Ending balance	387,524	387,524
Other Capital Surplus Other Than Gainson Disposal Of Treasury Stocks [Member]
Changes In Other Components Of Equity [Line Items]
Beginning balance	847,622	809,864
Disposal of subsidiary		36,008
Issuance of share capital of subsidiary	(1,378)	1,750
Others	25
Ending balance	846,269	847,622
Accumulated other comprehensive loss [Member]
Changes In Other Components Of Equity [Line Items]
Beginning balance	(33,875)	(98,713)
Changes in the unrealized fair value of available- for-sale financial assets, net of tax	(7,102)	61,275
Shares in other comprehensive loss of associates and joint ventures, net of tax	(154,991)	(54,918)
Foreign currency translation of foreign operations, net of tax	(95,103)	31,406
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	19,614	27,075
Ending balance	(271,457)	(33,875)
Available-for-sale financial asset valuation reserve [Member]
Changes In Other Components Of Equity [Line Items]
Beginning balance	36,370	(24,905)
Changes in the unrealized fair value of available- for-sale financial assets, net of tax	(7,102)	61,275
Ending balance	29,268	36,370
Shares in other comprehensive Income (loss) of investments in associates and joint ventures [Member]
Changes In Other Components Of Equity [Line Items]
Beginning balance	221,455	276,373
Shares in other comprehensive loss of associates and joint ventures, net of tax	(154,991)	(54,918)
Ending balance	66,464	221,455
Reserve for overseas operations translation credit [Member]
Changes In Other Components Of Equity [Line Items]
Beginning balance	(223,056)	(254,462)
Foreign currency translation of foreign operations, net of tax	(95,103)	31,406
Ending balance	(318,159)	(223,056)
Reserve for gain (loss) on valuation of derivatives [Member]
Changes In Other Components Of Equity [Line Items]
Beginning balance	(68,644)	(95,719)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	19,614	27,075
Ending balance	(49,030)	(68,644)
Other equity [Member]
Changes In Other Components Of Equity [Line Items]
Beginning balance	13,294,973	13,294,973
Ending balance	13,294,973	13,294,973
Statutory revaluation reserve [Member]
Changes In Other Components Of Equity [Line Items]
Beginning balance	13,295,098	13,295,098
Ending balance	13,295,098	13,295,098
Changes in other equity [Member]
Changes In Other Components Of Equity [Line Items]
Beginning balance	(125)	(125)
Ending balance	₩ (125)	₩ (125)